Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	€ 0	€ 0
Common Stock, shares authorized	59,700,000	59,700,000
Common Stock, shares issued	18,216,958	18,216,858
Common Stock, shares outstanding	18,216,958	18,216,858